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December 24, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk


Re:    The J.P. Morgan Series Trust
       (File Nos. 811-07795 and 333-11125);
       Amendment to Registration Statement on Form N-1A


Dear Sir and Madam:

Pursuant to Rule 497(j) under the Securities Act 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment no. 47 to the Registrant's Registration Statement on Form N-1A (File No. 333-11125) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on December 20, 2001 (Accession No. 0000912057-01-544211).

Please direct any comments or questions concerning this certification to the undersigned at (212) 899-7336.

Very truly yours,


By: /s/ Joseph J Bertini
Joseph J Bertini
Vice President and Assistant General Counsel